Significant Accounting Policies (Details 4) (USD $)	12 Months Ended
Dec. 31, 2013
Income Taxes
Amount of cash savings under an agreement (as a percent)	85.00%
PMOFA
Variable Interest Held in Unconsolidated Variable Interest Entities
Number of entities that hold mortgage loans for Funding II, LLC	2
Maximum exposure of loss from the unconsolidated VIEs	$ 1,436,000